Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	¥ 10,825		¥ 24,211		¥ 52,144
Income from discontinued operations, net	(125)	[1]	(466)	[1]	13,924	[1]
Provision for income taxes	321		2,086		(7,530)
Discontinued operations, net of applicable tax effect	¥ 196		¥ 1,620		¥ 6,394

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.